Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2014	2013
Deferred income taxes, net	$40,332	$35,735
Prepaid expenses	40,826	48,640
Government institutions	29,806	30,309
Derivative instruments	13,558	5,000
Cross-currency interest rate swap	5,746	16,047
Other	15,294	15,636
	$145,562	$151,367